Investment Risks	Apr. 29, 2026
Corgi Growth & Technology 10% Structured Buffer ETF - May Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 10% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Large-Cap Growth and Technology Exposure Risk
(Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Growth & Technology 10% Structured Buffer ETF - May Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Growth & Technology 10% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 10% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi Growth & Technology 10% Structured Buffer ETF - June Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
●

Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
●

Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
●

Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
●

Large-Cap Growth and Technology Exposure Risk
(Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Growth & Technology 10% Structured Buffer ETF - June Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Growth & Technology 10% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Growth & Technology 10% Structured Buffer ETF - July Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 10% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
●

Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
●

Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
●

Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
●

Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
●

Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
●

Large-Cap Growth and Technology Exposure Risk
(Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Growth & Technology 10% Structured Buffer ETF - July Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Growth & Technology 10% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 10% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi Growth & Technology 10% Structured Buffer ETF - August Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Large-Cap Growth and Technology Exposure Risk
(Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Growth & Technology 10% Structured Buffer ETF - August Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
●

Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
●

Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
●

Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
●

Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
●

Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Small-Cap 15% Structured Buffer ETF - May Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
●

Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
●

Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
●

Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
●

Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
●

Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
●

Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - June Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
●

Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
●

Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
●

Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
●

Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
●

Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Small-Cap 15% Structured Buffer ETF - July Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - August Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
●

Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
●

Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
●

Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Market Risk [Member]
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Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Investment Objective Risk [Member]
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Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Concentration Risk [Member]
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Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Liquidity and Valuation Risk [Member]
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Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | NonDiversified Fund Risk [Member]
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Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Active Management Risk [Member]
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Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Brokerage Commissions and BidAsk Spread Risk [Member]
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Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | New Adviser Risk [Member]
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New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | New Fund Risk [Member]
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New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Limited Shareholder Rights Risk [Member]
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Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Equities 30% Structured Buffer ETF - May Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | AP and Market Maker Dependence Risk [Member]
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Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | PremiumDiscount to NAV Risk [Member]
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Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Defined Outcome Strategy Risk [Member]
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Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.

Corgi U.S. Equities 30% Structured Buffer ETF - June Series | FLEX Options and Derivatives Risk [Member]
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FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Option Contracts Risk [Member]
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Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Clearing Member Default and Customer Asset Risk [Member]
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Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Counterparty and Clearinghouse Risk [Member]
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Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Underlying ETF Risk [Member]
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Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Market Risk [Member]
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Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Investment Objective Risk [Member]
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Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Concentration Risk [Member]
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Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Liquidity and Valuation Risk [Member]
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Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | NonDiversified Fund Risk [Member]
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Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | New Adviser Risk [Member]
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Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | New Fund Risk [Member]
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Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Equities 30% Structured Buffer ETF - June Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | AP and Market Maker Dependence Risk [Member]
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Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | PremiumDiscount to NAV Risk [Member]
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Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Underlying ETF Risk [Member]
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Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Concentration Risk [Member]
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Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Liquidity and Valuation Risk [Member]
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Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | NonDiversified Fund Risk [Member]
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Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Active Management Risk [Member]
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Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | New Adviser Risk [Member]
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Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | New Fund Risk [Member]
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Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Limited Shareholder Rights Risk [Member]
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Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Equities 30% Structured Buffer ETF - July Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 30% Structured Buffer ETF - August Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods.

Corgi U.S. Equities 100% Structured Buffer ETF - May Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Equities 100% Structured Buffer ETF - May Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods.

Corgi U.S. Equities 100% Structured Buffer ETF - June Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Equities 100% Structured Buffer ETF - June Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods.

Corgi U.S. Equities 100% Structured Buffer ETF - July Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Equities 100% Structured Buffer ETF - July Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods.

Corgi U.S. Equities 100% Structured Buffer ETF - August Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
●

Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
●

Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
●

Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
●

Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
●

Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
●

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
●

Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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U.S. Large-Cap Equity Market Risk
(S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Market Risk [Member]
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Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Investment Objective Risk [Member]
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Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Concentration Risk [Member]
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Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Liquidity and Valuation Risk [Member]
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Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | NonDiversified Fund Risk [Member]
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Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Active Management Risk [Member]
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Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | New Adviser Risk [Member]
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Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | New Fund Risk [Member]
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Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Limited Shareholder Rights Risk [Member]
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Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Equities 100% Structured Buffer ETF - August Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | AP and Market Maker Dependence Risk [Member]
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Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | PremiumDiscount to NAV Risk [Member]
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Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Defined Outcome Strategy Risk [Member]
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Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | FLEX Options and Derivatives Risk [Member]
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FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Option Contracts Risk [Member]
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Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Clearing Member Default and Customer Asset Risk [Member]
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Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Counterparty and Clearinghouse Risk [Member]
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Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Underlying ETF Risk [Member]
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Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Foreign Market Trading Hours and Valuation Risk.
Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.
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Developed Markets Risk.
The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.
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Europe Risk.
To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.
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Japan Risk.
To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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Large-Capitalization Companies Risk.
The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Market Risk [Member]
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Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Investment Objective Risk [Member]
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Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Concentration Risk [Member]
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Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | NonDiversified Fund Risk [Member]
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Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Active Management Risk [Member]
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Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Brokerage Commissions and BidAsk Spread Risk [Member]
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Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | New Adviser Risk [Member]
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Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | New Fund Risk [Member]
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Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Limited Shareholder Rights Risk [Member]
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Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi International Developed Equities 15% Structured Buffer ETF - May Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | PremiumDiscount to NAV Risk [Member]
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Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Defined Outcome Strategy Risk [Member]
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Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | FLEX Options and Derivatives Risk [Member]
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Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Option Contracts Risk [Member]
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Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Clearing Member Default and Customer Asset Risk [Member]
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Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Counterparty and Clearinghouse Risk [Member]
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Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Underlying ETF Risk [Member]
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Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Foreign Market Trading Hours and Valuation Risk.
Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.
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Developed Markets Risk.
The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.
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Europe Risk.
To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.
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Japan Risk.
To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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Large-Capitalization Companies Risk.
The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Investment Objective Risk [Member]
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Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Concentration Risk [Member]
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Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Liquidity and Valuation Risk [Member]
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Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | NonDiversified Fund Risk [Member]
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Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Active Management Risk [Member]
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Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Brokerage Commissions and BidAsk Spread Risk [Member]
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Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | New Adviser Risk [Member]
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Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | New Fund Risk [Member]
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Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Limited Shareholder Rights Risk [Member]
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Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi International Developed Equities 15% Structured Buffer ETF - June Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance
Corgi International Developed Equities 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | AP and Market Maker Dependence Risk [Member]
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Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | PremiumDiscount to NAV Risk [Member]
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Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Defined Outcome Strategy Risk [Member]
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Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | FLEX Options and Derivatives Risk [Member]
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Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Underlying ETF Risk [Member]
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Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Foreign Market Trading Hours and Valuation Risk.
Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.
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Developed Markets Risk.
The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.
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Europe Risk.
To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.
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Japan Risk.
To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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Large-Capitalization Companies Risk.
The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Market Risk [Member]
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Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Investment Objective Risk [Member]
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Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Concentration Risk [Member]
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Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Liquidity and Valuation Risk [Member]
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Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | NonDiversified Fund Risk [Member]
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Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Active Management Risk [Member]
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Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | New Adviser Risk [Member]
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Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | New Fund Risk [Member]
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Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Limited Shareholder Rights Risk [Member]
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Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi International Developed Equities 15% Structured Buffer ETF - July Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | AP and Market Maker Dependence Risk [Member]
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Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | PremiumDiscount to NAV Risk [Member]
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Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Defined Outcome Strategy Risk [Member]
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Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | FLEX Options and Derivatives Risk [Member]
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Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Option Contracts Risk [Member]
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Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Clearing Member Default and Customer Asset Risk [Member]
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Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Counterparty and Clearinghouse Risk [Member]
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Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Underlying ETF Risk [Member]
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Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Foreign Market Trading Hours and Valuation Risk.
Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.
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Developed Markets Risk.
The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.
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Europe Risk.
To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.
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Japan Risk.
To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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Large-Capitalization Companies Risk.
The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi International Developed Equities 15% Structured Buffer ETF - August Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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China Risk.
The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.
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Financial Services Sector Risk.
To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.
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Information Technology Sector Risk.
To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.
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Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Emerging Markets Equities 15% Structured Buffer ETF - May Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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China Risk.
The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.
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Financial Services Sector Risk.
To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.
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Information Technology Sector Risk.
To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.
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Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - June Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Clearing Member Default and Customer Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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China Risk.
The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.
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Financial Services Sector Risk.
To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.
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Information Technology Sector Risk.
To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.
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Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Emerging Markets Equities 15% Structured Buffer ETF - July Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Defined Outcome Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defined Outcome Strategy Risk.
Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. The Fund's defined outcome strategy may not be appropriate for all investors. These strategy-specific risks include the following.
Buffer and Outcome Period Timing Risk.
The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. There is no guarantee that the Fund will be able to achieve the stated Outcomes. Investors who purchase Shares after the Outcome Period begins can view their expected outcome through the end of the Outcome Period by visiting www.corgifunds.com.
Cap and Upside Participation Risk.
The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.
Transaction Fee and Mid-Period Trading Risk.
The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.
Cap Reset Risk.
A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Initial Outcome Period Risk.
The Fund's initial Outcome Period is expected to be shorter than subsequent Outcome Periods, beginning on the Fund's listing date and ending before the start of the Fund's first full annual Outcome Period. Because the initial Outcome Period is shorter, the Cap for the initial Outcome Period will generally be lower than the Cap that would be established for a full one-year Outcome Period under similar market conditions. The full Buffer percentage will apply during the initial Outcome Period. Following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods.
Multiple Outcome Period Risk.
Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | FLEX Options and Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
FLEX Options and Derivatives Risk.
The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Option Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Option Contracts Risk.
The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Clearing Member Default and Customer Asset Risk [Member]
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Risk [Text Block]
Clearing Member Default and Customer Asset Risk.
Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Counterparty and Clearinghouse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Clearinghouse Risk.
Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Underlying ETF Risk [Member]
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Risk [Text Block]
Underlying ETF Risk.
The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:
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Style and Factor Exposure Risk.
The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.
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Valuation Risk.
The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.
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Index, Methodology, and Reconstitution Risk.
If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.
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Tracking Error Risk.
The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.
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Portfolio Turnover and Trading Impact Risk.
The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.
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Liquidity of Underlying Holdings Risk.
The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.
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Premium/Discount and Secondary Market Trading Risk of the Underlying ETF.
Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.
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Securities Lending Risk.
To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.
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Regulatory and Litigation Risk Affecting Underlying ETF Holdings.
Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.
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Non-U.S. Securities and Currency Risk.
The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.
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Asia Risk.
To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.
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China Risk.
The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.
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Financial Services Sector Risk.
To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.
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Information Technology Sector Risk.
To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.
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Smaller and/or Mid-Capitalization Company Risk.
To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Market Risk [Member]
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Risk [Text Block]
Market Risk.
The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Investment Objective Risk [Member]
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Risk [Text Block]
Investment Objective Risk.
The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Concentration Risk [Member]
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Risk [Text Block]
Concentration Risk.
Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Liquidity and Valuation Risk [Member]
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Risk [Text Block]
Liquidity and Valuation Risk.
The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | NonDiversified Fund Risk [Member]
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Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Active Management Risk [Member]
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Risk [Text Block]
Active Management Risk.
Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Brokerage Commissions and BidAsk Spread Risk [Member]
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Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | New Adviser Risk [Member]
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Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Limited Shareholder Rights Risk [Member]
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Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - August Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.